Statement of Operations- Popular, Inc. (Parenthetical) (Detail) (Parent Company [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Parent Company [Member]
Revenues [Abstract]
Interest income from subsidiaries and affiliate	$ 22,891	$ 24,800	$ 30,543
Expenses [Abstract]
Operating expenses for services by subsidiaries and affiliates	9,487	8,459	7,339
Expense reimbursement by subsidiaries for services provided by parent	$ 58,577	$ 56,671	$ 49,556